Investment in Securities - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member]	Jun. 30, 2025 USD ($)
Investment in Securities - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value	$ 624,838
Level 1 [Member]
Investment in Securities - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value	312,624
Level 2 [Member]
Investment in Securities - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value	312,214
Level 3 [Member]
Investment in Securities - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value
Equity securities [Member]
Investment in Securities - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value	312,624
Equity securities [Member] | Level 1 [Member]
Investment in Securities - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value	312,624
Equity securities [Member] | Level 2 [Member]
Investment in Securities - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value
Equity securities [Member] | Level 3 [Member]
Investment in Securities - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value
Convertible debenture [Member]
Investment in Securities - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value	312,214
Convertible debenture [Member] | Level 1 [Member]
Investment in Securities - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value
Convertible debenture [Member] | Level 2 [Member]
Investment in Securities - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value	312,214
Convertible debenture [Member] | Level 3 [Member]
Investment in Securities - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value